As filed with the Securities and Exchange Commission on November 17, 2011
Securities Act File No. File Nos. 333-157876
Investment Company File No. 811-22110

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 41	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 43	[X]
(Check appropriate box or boxes)

AdvisorShares Trust
(Exact Name of Registrant as Specified in Charter)

2 Bethesda Metro Center, Suite 1330
Bethesda, Maryland 20814
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (877) 843-3831

Noah Hamman
AdvisorShares Trust
2 Bethesda Metro Center, Suite 1330
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Copy to: W. John McGuire, Esq.
Morgan Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

It is proposed that this filing will become effective: (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a) (1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 41 relates solely to the Dent Tactical ETF, WCM/BNY Mellon Focused Growth ADR ETF, Mars Hill Global Relative Value ETF, Peritus High Yield ETF, Cambria Global Tactical ETF, and Active Bear ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 41 to Registration Statement No. 333-157876 to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, State of Maryland on this 17th day of November, 2011.

AdvisorShares Trust /s/ Noah Hamman Noah Hamman Chairman of the Board of Trustees, Chief Executive Officer, Principal Financial Officer and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 41 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Noah Hamman	Chairman of the Board of Trustees,	November 17, 2011
Noah Hamman	Chief Executive Officer,
Principal Financial Officer and
President

________________________	Trustee	November 17, 2011
Elizabeth Piper/Bach

*	Trustee	November 17, 2011
William G. McVay

*	Secretary, Chief Compliance	November 17, 2011
Dan Ahrens	Officer and Treasurer

* Noah Hamman, Power of Attorney